Statements Of Consolidated and Combined Equity - USD ($) shares in Millions, $ in Millions	Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Parent	Accumulated Other Comprehensive Income Loss	Noncontrolling Interest
Beginning Balance (Predecessor) at Dec. 31, 2012	$ 3,743.3		$ 0.0	$ 0.0	$ 0.0	$ 3,778.4	$ (35.1)	$ 0.0
Net Income | Predecessor	280.7		0.0	0.0	0.0	280.7	0.0	0.0
Other Comprehensive Income, net of tax | Predecessor	9.3	[1]	0.0	0.0	0.0	0.0	9.3	0.0
Dividends | Predecessor	(123.0)		0.0	0.0	0.0	(123.0)	0.0	0.0
Net Transfers (To) From Parent | Predecessor	5.3		0.0	0.0	0.0	5.3	0.0	0.0
Distribution of IPO proceeds to parent | Predecessor	0.0
Distribution to NiSource | Predecessor	(123.0)
Ending Balance (Predecessor) at Dec. 31, 2013	3,915.6		0.0	0.0	0.0	3,941.4	(25.8)	0.0
Net Income	268.1		0.0	0.0	0.0	268.1	0.0	0.0
Other Comprehensive Income, net of tax	(8.7)	[1]	0.0	0.0	0.0	0.0	(8.7)	0.0
Net Transfers (To) From Parent	1.3		0.0	0.0	0.0	1.3	0.0	0.0
Distribution of IPO proceeds to parent	0.0
Distribution to NiSource	0.0
Ending Balance at Dec. 31, 2014	4,176.3		0.0	0.0	0.0	4,210.8	(34.5)	0.0
Net Income	307.1		0.0	0.0	126.4	140.8	0.0
Income (Loss) Attributable to Noncontrolling Interest	39.9
Other Comprehensive Income, net of tax	5.4	[1]	0.0	0.0	0.0	0.0	5.3	0.1
Net Transfers (To) From Parent	6.3		0.0	0.0	0.0	6.3	0.0	0.0
Allocation of AOCI to noncontrolling interest	0.0		0.0	0.0	0.0	0.0	2.2	(2.2)
Issuance of common units of CPPL	1,168.4		0.0	0.0	0.0	0.0	0.0
Distribution of IPO proceeds to parent	(500.0)		0.0	0.0	0.0	(500.0)	0.0	0.0
Distribution to NiSource	(1,450.0)		0.0	0.0	0.0	(1,450.0)	0.0	0.0
Purchase of additional interest in Columbia OpCo	0.0		0.0	0.0	0.0	227.1	0.0	(227.1)
Distribution to noncontrolling interest	(23.2)		0.0	0.0	0.0	0.0	0.0	(23.2)
Reclassification of net parent investment to additional paid-in capital	0.0		0.0	2,635.0	0.0	(2,635.0)	0.0	0.0
Issuance of common stock at Separation	0.0		3.2	(3.2)	0.0	0.0	0.0	0.0
Net transfers from NiSource subsequent to Separation	$ 1.5		$ 0.0	$ 1.0	$ 0.0	$ 0.0	$ 0.0	$ 0.5
Issuance of common stock, net of offering costs	1,394.7		0.8	1,393.9	0.0	0.0	0.0	0.0
Long-term incentive plan	$ 6.0		$ 0.0	$ 6.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Common stock dividends	(79.5)		0.0	0.0	(79.5)	0.0	0.0	0.0
Ending Balance at Dec. 31, 2015	$ 5,013.0		$ 4.0	$ 4,032.7	$ 46.9	$ 0.0	$ (27.0)	$ 956.4

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.